Transaction On Pipeline Restructuring - Additional Information (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 23, 2020
Disclosure of Detailed Information About Disposal Transactions On Pipeline Restructuring Activities Explanatory [Line Items]
Percentage of voting equity interests acquired				29.90%
Gain on Pipeline restructuring		¥ 18,320	¥ 46,946
Disposal of Pipeline [Member]
Disclosure of Detailed Information About Disposal Transactions On Pipeline Restructuring Activities Explanatory [Line Items]
Consideration	¥ 247,471
Net assets attributable to the Company	200,525
Gain on Pipeline restructuring	¥ 46,946
PipeChina [member]
Disclosure of Detailed Information About Disposal Transactions On Pipeline Restructuring Activities Explanatory [Line Items]
Equity interests of acquirer				¥ 149,500